Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (A)	1,505	$ 601,398
Boeing Co. (A)	12,388	1,883,472
General Dynamics Corp.	5,462	1,650,616
General Electric Co.	23,006	4,338,472
Howmet Aerospace, Inc.	8,696	871,774
Huntington Ingalls Industries, Inc.	804	212,562
L3 Harris Technologies, Inc.	3,999	951,242
Lockheed Martin Corp.	4,495	2,627,597
Northrop Grumman Corp.	2,905	1,534,043
RTX Corp.	28,357	3,435,734
Textron, Inc.	3,999	354,231
TransDigm Group, Inc.	1,187	1,694,003
		20,155,144
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	2,500	275,925
Expeditors International of Washington, Inc.	3,058	401,821
FedEx Corp.	4,780	1,308,191
United Parcel Service, Inc., Class B	15,645	2,133,039
		4,118,976
Automobile Components - 0.1%
Aptiv PLC (A)	5,578	401,672
BorgWarner, Inc.	4,610	167,297
		568,969
Automobiles - 1.7%
Ford Motor Co.	82,715	873,471
General Motors Co.	24,012	1,076,698
Tesla, Inc. (A)	59,008	15,438,263
		17,388,432
Banks - 3.1%
Bank of America Corp.	143,154	5,680,351
Citigroup, Inc.	40,380	2,527,788
Citizens Financial Group, Inc.	9,571	393,081
Fifth Third Bancorp	14,274	611,498
Huntington Bancshares, Inc.	31,572	464,108
JPMorgan Chase & Co.	60,517	12,760,615
KeyCorp	19,477	326,240
M&T Bank Corp.	3,540	630,545
PNC Financial Services Group, Inc.	8,397	1,552,185
Regions Financial Corp.	19,818	462,354
Truist Financial Corp.	28,703	1,227,627
U.S. Bancorp	33,255	1,520,751
Wells Fargo & Co.	72,524	4,096,881
		32,254,024
Beverages - 1.3%
Brown-Forman Corp., Class B	4,099	201,671
Coca-Cola Co.	82,581	5,934,271
Constellation Brands, Inc., Class A	3,370	868,415
Keurig Dr. Pepper, Inc.	22,660	849,297
Molson Coors Beverage Co., Class B	3,897	224,155
Monster Beverage Corp. (A)	15,185	792,201
PepsiCo, Inc.	29,253	4,974,473
		13,844,483
	Shares	Value
COMMON STOCKS (continued)
Biotechnology - 1.9%
AbbVie, Inc.	37,593	$ 7,423,866
Amgen, Inc.	11,405	3,674,805
Biogen, Inc. (A)	3,085	597,996
Gilead Sciences, Inc.	26,384	2,212,034
Incyte Corp. (A)	3,238	214,032
Moderna, Inc. (A)	7,346	490,933
Regeneron Pharmaceuticals, Inc. (A)	2,265	2,381,059
Vertex Pharmaceuticals, Inc. (A)	5,461	2,539,802
		19,534,527
Broadline Retail - 3.6%
Amazon.com, Inc. (A)	198,579	37,001,225
eBay, Inc.	10,554	687,171
		37,688,396
Building Products - 0.6%
A.O. Smith Corp.	2,663	239,217
Allegion PLC	1,869	272,388
Builders FirstSource, Inc. (A)	2,401	465,458
Carrier Global Corp.	17,971	1,446,486
Johnson Controls International PLC	14,262	1,106,874
Masco Corp.	4,762	399,722
Trane Technologies PLC	4,774	1,855,797
		5,785,942
Capital Markets - 3.0%
Ameriprise Financial, Inc.	2,116	994,118
Bank of New York Mellon Corp.	15,556	1,117,854
BlackRock, Inc.	2,956	2,806,752
Blackstone, Inc.	15,307	2,343,961
Cboe Global Markets, Inc.	2,241	459,114
Charles Schwab Corp.	31,909	2,068,022
CME Group, Inc.	7,700	1,699,005
FactSet Research Systems, Inc.	805	370,179
Franklin Resources, Inc.	5,960	120,094
Goldman Sachs Group, Inc.	6,705	3,319,713
Intercontinental Exchange, Inc.	12,152	1,952,097
Invesco Ltd.	9,797	172,035
KKR & Co., Inc.	14,353	1,874,215
MarketAxess Holdings, Inc.	769	197,018
Moody's Corp.	3,313	1,572,317
Morgan Stanley	26,469	2,759,129
MSCI, Inc.	1,678	978,157
Nasdaq, Inc.	8,667	632,778
Northern Trust Corp.	4,284	385,688
Raymond James Financial, Inc.	3,866	473,430
S&P Global, Inc.	6,797	3,511,466
State Street Corp.	6,188	547,452
T. Rowe Price Group, Inc.	4,825	525,587
		30,880,181
Chemicals - 1.5%
Air Products & Chemicals, Inc.	4,740	1,411,288
Albemarle Corp.	2,516	238,290
Celanese Corp.	2,390	324,944
CF Industries Holdings, Inc.	3,934	337,537
Corteva, Inc.	14,869	874,149
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc.	15,016	$ 820,324
DuPont de Nemours, Inc.	8,730	777,930
Eastman Chemical Co.	2,552	285,696
Ecolab, Inc.	5,341	1,363,718
FMC Corp.	2,809	185,226
International Flavors & Fragrances, Inc.	5,335	559,802
Linde PLC	10,197	4,862,541
LyondellBasell Industries NV, Class A	5,527	530,039
Mosaic Co.	6,342	169,839
PPG Industries, Inc.	4,902	649,319
Sherwin-Williams Co.	4,918	1,877,053
		15,267,695
Commercial Services & Supplies - 0.6%
Cintas Corp.	7,284	1,499,630
Copart, Inc. (A)	18,731	981,504
Republic Services, Inc.	4,339	871,445
Rollins, Inc.	5,787	292,706
Veralto Corp.	5,295	592,299
Waste Management, Inc.	7,812	1,621,771
		5,859,355
Communications Equipment - 0.8%
Arista Networks, Inc. (A)	5,479	2,102,950
Cisco Systems, Inc.	85,818	4,567,234
F5, Inc. (A)	1,280	281,856
Juniper Networks, Inc.	6,621	258,086
Motorola Solutions, Inc.	3,554	1,597,985
		8,808,111
Construction & Engineering - 0.1%
Quanta Services, Inc.	3,094	922,476
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,281	689,498
Vulcan Materials Co.	2,751	688,933
		1,378,431
Consumer Finance - 0.5%
American Express Co.	11,926	3,234,331
Capital One Financial Corp.	8,080	1,209,818
Discover Financial Services	5,390	756,163
Synchrony Financial	8,387	418,344
		5,618,656
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	9,434	8,363,430
Dollar General Corp.	4,532	383,271
Dollar Tree, Inc. (A)	4,297	302,165
Kroger Co.	14,154	811,024
Sysco Corp.	10,622	829,153
Target Corp.	9,858	1,536,468
Walgreens Boots Alliance, Inc.	16,511	147,939
Walmart, Inc.	92,441	7,464,611
		19,838,061
Containers & Packaging - 0.2%
Amcor PLC	29,755	337,124
	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
Avery Dennison Corp.	1,758	$ 388,096
Ball Corp.	6,310	428,512
International Paper Co.	7,593	370,918
Packaging Corp. of America	1,927	415,076
Smurfit WestRock PLC	10,750	531,265
		2,470,991
Distributors - 0.1%
Genuine Parts Co.	2,912	406,748
LKQ Corp.	5,683	226,865
Pool Corp.	816	307,469
		941,082
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	152,859	3,362,898
Verizon Communications, Inc.	89,332	4,011,900
		7,374,798
Electric Utilities - 1.6%
Alliant Energy Corp.	5,518	334,888
American Electric Power Co., Inc.	11,364	1,165,947
Constellation Energy Corp.	6,660	1,731,733
Duke Energy Corp.	16,353	1,885,501
Edison International	8,183	712,658
Entergy Corp.	4,576	602,247
Evergy, Inc.	4,845	300,439
Eversource Energy	7,568	515,002
Exelon Corp.	21,331	864,972
FirstEnergy Corp.	10,758	477,117
NextEra Energy, Inc.	43,610	3,686,353
NRG Energy, Inc.	4,294	391,183
PG&E Corp.	45,321	895,996
Pinnacle West Capital Corp.	2,270	201,099
PPL Corp.	15,514	513,203
Southern Co.	23,160	2,088,569
Xcel Energy, Inc.	11,960	780,988
		17,147,895
Electrical Equipment - 0.8%
AMETEK, Inc.	4,939	848,076
Eaton Corp. PLC	8,458	2,803,320
Emerson Electric Co.	12,219	1,336,392
GE Vernova, Inc. (A)	5,882	1,499,792
Generac Holdings, Inc. (A)	1,305	207,338
Hubbell, Inc.	1,131	484,464
Rockwell Automation, Inc.	2,401	644,572
		7,823,954
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	25,753	1,678,065
CDW Corp.	2,799	633,414
Corning, Inc.	16,237	733,101
Jabil, Inc.	2,447	293,224
Keysight Technologies, Inc. (A)	3,714	590,266
TE Connectivity PLC	6,452	974,187
Teledyne Technologies, Inc. (A)	1,000	437,660
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc. (A)	5,128	$ 318,398
Zebra Technologies Corp., Class A (A)	1,113	412,166
		6,070,481
Energy Equipment & Services - 0.2%
Baker Hughes Co.	21,398	773,538
Halliburton Co.	18,774	545,385
Schlumberger NV	29,871	1,253,088
		2,572,011
Entertainment - 1.2%
Electronic Arts, Inc.	5,077	728,245
Live Nation Entertainment, Inc. (A)	3,394	371,609
Netflix, Inc. (A)	9,136	6,479,891
Take-Two Interactive Software, Inc. (A)	3,378	519,232
Walt Disney Co.	38,651	3,717,839
Warner Bros Discovery, Inc. (A)	46,547	384,013
		12,200,829
Financial Services - 4.1%
Berkshire Hathaway, Inc., Class B (A)	38,953	17,928,508
Corpay, Inc. (A)	1,468	459,132
Fidelity National Information Services, Inc.	11,731	982,471
Fiserv, Inc. (A)	12,244	2,199,635
Global Payments, Inc.	5,332	546,103
Jack Henry & Associates, Inc.	1,484	261,985
Mastercard, Inc., Class A	17,555	8,668,659
PayPal Holdings, Inc. (A)	21,770	1,698,713
Visa, Inc., Class A	35,539	9,771,448
		42,516,654
Food Products - 0.7%
Archer-Daniels-Midland Co.	10,334	617,353
Bunge Global SA	3,116	301,130
Campbell Soup Co.	3,917	191,620
Conagra Brands, Inc.	10,499	341,427
General Mills, Inc.	11,730	866,260
Hershey Co.	3,109	596,244
Hormel Foods Corp.	6,501	206,082
J.M. Smucker Co.	2,347	284,222
Kellanova	5,587	450,927
Kraft Heinz Co.	18,871	662,561
Lamb Weston Holdings, Inc.	2,929	189,623
McCormick & Co., Inc.	5,245	431,664
Mondelez International, Inc., Class A	28,407	2,092,744
Tyson Foods, Inc., Class A	6,004	357,598
		7,589,455
Gas Utilities - 0.0% (B)
Atmos Energy Corp.	3,361	466,204
Ground Transportation - 1.0%
CSX Corp.	41,061	1,417,836
JB Hunt Transport Services, Inc.	1,654	285,034
Norfolk Southern Corp.	4,752	1,180,872
Old Dominion Freight Line, Inc.	4,020	798,533
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
Uber Technologies, Inc. (A)	44,603	$ 3,352,362
Union Pacific Corp.	12,901	3,179,838
		10,214,475
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	36,919	4,209,135
Align Technology, Inc. (A)	1,533	389,873
Baxter International, Inc.	11,062	420,024
Becton Dickinson & Co.	6,186	1,491,445
Boston Scientific Corp. (A)	31,421	2,633,080
Cooper Cos., Inc. (A)	4,145	457,359
Dexcom, Inc. (A)	8,670	581,237
Edwards Lifesciences Corp. (A)	12,710	838,733
GE HealthCare Technologies, Inc.	9,817	921,325
Hologic, Inc. (A)	4,988	406,323
IDEXX Laboratories, Inc. (A)	1,733	875,546
Insulet Corp. (A)	1,491	347,030
Intuitive Surgical, Inc. (A)	7,529	3,698,772
Medtronic PLC	27,374	2,464,481
ResMed, Inc.	3,120	761,654
Solventum Corp. (A)	2,801	195,286
STERIS PLC	2,060	499,632
Stryker Corp.	7,286	2,632,140
Teleflex, Inc.	964	238,417
Zimmer Biomet Holdings, Inc.	4,265	460,407
		24,521,899
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	5,222	577,135
Cencora, Inc.	3,717	836,622
Centene Corp. (A)	11,095	835,232
Cigna Group	5,954	2,062,704
CVS Health Corp.	26,487	1,665,503
DaVita, Inc. (A)	1,065	174,585
Elevance Health, Inc.	4,948	2,572,960
HCA Healthcare, Inc.	3,920	1,593,206
Henry Schein, Inc. (A)	2,486	181,229
Humana, Inc.	2,591	820,673
Labcorp Holdings, Inc.	1,831	409,192
McKesson Corp.	2,743	1,356,194
Molina Healthcare, Inc. (A)	1,276	439,659
Quest Diagnostics, Inc.	2,353	365,303
UnitedHealth Group, Inc.	19,643	11,484,869
Universal Health Services, Inc., Class B	1,273	291,530
		25,666,596
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	3,414	405,412
Healthpeak Properties, Inc.	14,898	340,717
Ventas, Inc.	8,683	556,841
Welltower, Inc.	12,329	1,578,482
		2,881,452
Hotel & Resort REITs - 0.0% (B)
Host Hotels & Resorts, Inc.	15,092	265,619
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A (A)	9,290	1,178,065
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.	712	$ 2,999,029
Caesars Entertainment, Inc. (A)	4,553	190,042
Carnival Corp. (A)	21,930	405,266
Chipotle Mexican Grill, Inc. (A)	28,972	1,669,367
Darden Restaurants, Inc.	2,457	403,267
Domino's Pizza, Inc.	732	314,862
Expedia Group, Inc. (A)	2,582	382,188
Hilton Worldwide Holdings, Inc.	5,261	1,212,660
Las Vegas Sands Corp.	7,637	384,447
Marriott International, Inc., Class A	4,987	1,239,768
McDonald's Corp.	15,280	4,652,913
MGM Resorts International (A)	5,374	210,070
Norwegian Cruise Line Holdings Ltd. (A)	9,217	189,041
Royal Caribbean Cruises Ltd.	5,053	896,200
Starbucks Corp.	23,983	2,338,103
Wynn Resorts Ltd.	1,852	177,570
Yum! Brands, Inc.	6,010	839,657
		19,682,515
Household Durables - 0.4%
D.R. Horton, Inc.	6,266	1,195,365
Garmin Ltd.	3,209	564,880
Lennar Corp., Class A	5,081	952,586
Mohawk Industries, Inc. (A)	1,060	170,321
NVR, Inc. (A)	65	637,767
PulteGroup, Inc.	4,391	630,240
		4,151,159
Household Products - 1.2%
Church & Dwight Co., Inc.	5,235	548,209
Clorox Co.	2,676	435,947
Colgate-Palmolive Co.	17,387	1,804,944
Kimberly-Clark Corp.	7,091	1,008,908
Procter & Gamble Co.	50,090	8,675,588
		12,473,596
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	14,660	294,079
Vistra Corp.	7,342	870,321
		1,164,400
Industrial Conglomerates - 0.4%
3M Co.	11,581	1,583,123
Honeywell International, Inc.	13,776	2,847,637
		4,430,760
Industrial REITs - 0.2%
Prologis, Inc.	19,592	2,474,078
Insurance - 2.2%
Aflac, Inc.	10,821	1,209,788
Allstate Corp.	5,642	1,070,005
American International Group, Inc.	13,826	1,012,478
Aon PLC, Class A	4,647	1,607,816
Arch Capital Group Ltd. (A)	7,910	884,971
Arthur J Gallagher & Co.	4,674	1,315,123
Assurant, Inc.	1,039	206,616
Brown & Brown, Inc.	5,081	526,392
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	7,943	$ 2,290,682
Cincinnati Financial Corp.	3,397	462,400
Erie Indemnity Co., Class A	544	293,662
Everest Group Ltd.	942	369,104
Globe Life, Inc.	1,996	211,396
Hartford Financial Services Group, Inc.	6,284	739,061
Loews Corp.	3,724	294,382
Marsh & McLennan Cos., Inc.	10,497	2,341,776
MetLife, Inc.	12,528	1,033,309
Principal Financial Group, Inc.	4,407	378,561
Progressive Corp.	12,488	3,168,955
Prudential Financial, Inc.	7,610	921,571
Travelers Cos., Inc.	4,845	1,134,311
W.R. Berkley Corp.	6,330	359,101
Willis Towers Watson PLC	2,133	628,232
		22,459,692
Interactive Media & Services - 6.2%
Alphabet, Inc., Class A	124,583	20,662,091
Alphabet, Inc., Class C	102,142	17,077,121
Match Group, Inc. (A)	5,173	195,746
Meta Platforms, Inc., Class A	46,450	26,589,838
		64,524,796
IT Services - 1.2%
Accenture PLC, Class A	13,342	4,716,130
Akamai Technologies, Inc. (A)	3,128	315,772
Cognizant Technology Solutions Corp., Class A	10,498	810,236
EPAM Systems, Inc. (A)	1,184	235,652
Gartner, Inc. (A)	1,613	817,404
GoDaddy, Inc., Class A (A)	3,049	478,022
International Business Machines Corp.	19,544	4,320,787
VeriSign, Inc. (A)	1,742	330,910
		12,024,913
Leisure Products - 0.0% (B)
Hasbro, Inc.	2,613	188,972
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	6,249	927,852
Bio-Techne Corp.	3,340	266,966
Charles River Laboratories International, Inc. (A)	1,100	216,667
Danaher Corp.	13,698	3,808,318
IQVIA Holdings, Inc. (A)	3,725	882,713
Mettler-Toledo International, Inc. (A)	445	667,366
Revvity, Inc.	2,509	320,525
Thermo Fisher Scientific, Inc.	8,135	5,032,067
Waters Corp. (A)	1,290	464,258
West Pharmaceutical Services, Inc.	1,508	452,641
		13,039,373
Machinery - 1.7%
Caterpillar, Inc.	10,290	4,024,625
Cummins, Inc.	2,869	928,954
Deere & Co.	5,453	2,275,700
Dover Corp.	2,856	547,609
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Fortive Corp.	7,481	$ 590,475
IDEX Corp.	1,591	341,270
Illinois Tool Works, Inc.	5,704	1,494,847
Ingersoll Rand, Inc.	8,615	845,648
Nordson Corp.	1,101	289,156
Otis Worldwide Corp.	8,612	895,131
PACCAR, Inc.	11,092	1,094,559
Parker-Hannifin Corp.	2,737	1,729,291
Pentair PLC	3,509	343,145
Snap-on, Inc.	1,067	309,121
Stanley Black & Decker, Inc.	3,265	359,574
Westinghouse Air Brake Technologies Corp.	3,640	661,643
Xylem, Inc.	5,218	704,587
		17,435,335
Media - 0.5%
Charter Communications, Inc., Class A (A)	2,080	674,087
Comcast Corp., Class A	82,017	3,425,850
Fox Corp., Class A	4,563	193,152
Fox Corp., Class B	2,773	107,592
Interpublic Group of Cos., Inc.	8,062	255,001
News Corp., Class A	8,429	224,464
News Corp., Class B	2,256	63,055
Omnicom Group, Inc.	4,122	426,174
Paramount Global, Class B	13,560	144,007
		5,513,382
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	30,624	1,528,750
Newmont Corp.	24,168	1,291,780
Nucor Corp.	5,039	757,563
Steel Dynamics, Inc.	3,087	389,209
		3,967,302
Multi-Utilities - 0.7%
Ameren Corp.	5,736	501,671
CenterPoint Energy, Inc.	13,869	408,026
CMS Energy Corp.	6,495	458,742
Consolidated Edison, Inc.	7,449	775,664
Dominion Energy, Inc.	17,657	1,020,398
DTE Energy Co.	4,287	550,494
NiSource, Inc.	9,265	321,032
Public Service Enterprise Group, Inc.	10,621	947,499
Sempra	13,460	1,125,660
WEC Energy Group, Inc.	6,696	644,021
		6,753,207
Office REITs - 0.0% (B)
BXP, Inc.	3,102	249,587
Oil, Gas & Consumable Fuels - 3.0%
APA Corp.	8,234	201,404
Chevron Corp.	36,072	5,312,323
ConocoPhillips	24,674	2,597,679
Coterra Energy, Inc.	15,539	372,159
Devon Energy Corp.	13,233	517,675
Diamondback Energy, Inc.	4,042	696,841
EOG Resources, Inc.	11,998	1,474,914
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	12,450	$ 456,168
Exxon Mobil Corp.	94,512	11,078,697
Hess Corp.	5,804	788,183
Kinder Morgan, Inc.	40,941	904,387
Marathon Oil Corp.	11,405	303,715
Marathon Petroleum Corp.	7,061	1,150,308
Occidental Petroleum Corp.	14,512	747,948
ONEOK, Inc.	12,471	1,136,482
Phillips 66	8,865	1,165,304
Targa Resources Corp.	4,716	698,015
Valero Energy Corp.	6,885	929,682
Williams Cos., Inc.	25,640	1,170,466
		31,702,350
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	13,454	683,328
Southwest Airlines Co.	12,263	363,353
United Airlines Holdings, Inc. (A)	7,152	408,093
		1,454,774
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	4,999	498,351
Kenvue, Inc.	40,594	938,939
		1,437,290
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	43,115	2,230,770
Catalent, Inc. (A)	3,876	234,769
Eli Lilly & Co.	16,777	14,863,415
Johnson & Johnson	51,225	8,301,524
Merck & Co., Inc.	53,743	6,103,055
Pfizer, Inc.	120,294	3,481,308
Viatris, Inc.	24,227	281,276
Zoetis, Inc.	9,569	1,869,591
		37,365,708
Professional Services - 0.6%
Amentum Holdings, Inc. (A)	2,632	84,882
Automatic Data Processing, Inc.	8,617	2,384,582
Broadridge Financial Solutions, Inc., ADR	2,511	539,940
Dayforce, Inc. (A)	3,419	209,414
Equifax, Inc.	2,639	775,497
Jacobs Solutions, Inc.	2,632	344,529
Leidos Holdings, Inc.	2,835	462,105
Paychex, Inc.	6,792	911,418
Paycom Software, Inc.	1,089	181,395
Verisk Analytics, Inc.	2,976	797,449
		6,691,211
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	6,485	807,253
CoStar Group, Inc. (A)	8,663	653,537
		1,460,790
Residential REITs - 0.3%
AvalonBay Communities, Inc.	3,007	677,327
Camden Property Trust	2,350	290,295
Equity Residential	7,389	550,185
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Essex Property Trust, Inc.	1,313	$ 387,886
Invitation Homes, Inc.	12,284	433,134
Mid-America Apartment Communities, Inc.	2,451	389,464
UDR, Inc.	6,443	292,126
		3,020,417
Retail REITs - 0.3%
Federal Realty Investment Trust	1,473	169,351
Kimco Realty Corp.	13,703	318,184
Realty Income Corp.	18,512	1,174,031
Regency Centers Corp.	3,518	254,105
Simon Property Group, Inc.	6,575	1,111,306
		3,026,977
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices, Inc. (A)	34,323	5,631,718
Analog Devices, Inc.	10,548	2,427,833
Applied Materials, Inc.	17,647	3,565,576
Broadcom, Inc.	98,989	17,075,603
Enphase Energy, Inc. (A)	2,883	325,837
First Solar, Inc. (A)	2,275	567,476
Intel Corp.	90,769	2,129,441
KLA Corp.	2,852	2,208,617
Lam Research Corp.	2,770	2,260,542
Microchip Technology, Inc.	11,390	914,503
Micron Technology, Inc.	23,457	2,432,725
Monolithic Power Systems, Inc.	1,043	964,254
NVIDIA Corp.	522,905	63,501,583
NXP Semiconductors NV	5,371	1,289,094
ON Semiconductor Corp. (A)	9,242	671,062
Qorvo, Inc. (A)	2,048	211,558
QUALCOMM, Inc.	23,736	4,036,307
Skyworks Solutions, Inc.	3,346	330,484
Teradyne, Inc.	3,544	474,648
Texas Instruments, Inc.	19,376	4,002,500
		115,021,361
Software - 10.3%
Adobe, Inc. (A)	9,405	4,869,721
ANSYS, Inc. (A)	1,862	593,289
Autodesk, Inc. (A)	4,598	1,266,657
Cadence Design Systems, Inc. (A)	5,857	1,587,423
Crowdstrike Holdings, Inc., Class A (A)	4,923	1,380,754
Fair Isaac Corp. (A)	526	1,022,291
Fortinet, Inc. (A)	13,356	1,035,758
Gen Digital, Inc.	11,576	317,530
Intuit, Inc.	5,933	3,684,393
Microsoft Corp.	157,997	67,986,109
Oracle Corp.	33,895	5,775,708
Palantir Technologies, Inc., Class A (A)	42,668	1,587,250
Palo Alto Networks, Inc. (A)	6,839	2,337,570
PTC, Inc. (A)	2,511	453,637
Roper Technologies, Inc.	2,262	1,258,667
Salesforce, Inc.	20,549	5,624,467
ServiceNow, Inc. (A)	4,390	3,926,372
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (A)	3,263	$ 1,652,351
Tyler Technologies, Inc. (A)	910	531,185
		106,891,132
Specialized REITs - 1.0%
American Tower Corp.	9,972	2,319,089
Crown Castle, Inc.	9,151	1,085,583
Digital Realty Trust, Inc.	6,605	1,068,887
Equinix, Inc.	2,002	1,777,035
Extra Space Storage, Inc.	4,518	814,099
Iron Mountain, Inc.	6,295	748,035
Public Storage	3,345	1,217,145
SBA Communications Corp.	2,229	536,520
VICI Properties, Inc.	22,567	751,707
Weyerhaeuser Co.	15,527	525,744
		10,843,844
Specialty Retail - 1.9%
AutoZone, Inc. (A)	363	1,143,464
Best Buy Co., Inc.	4,160	429,728
CarMax, Inc. (A)	3,234	250,247
Home Depot, Inc.	21,100	8,549,720
Lowe's Cos., Inc.	12,100	3,277,285
O'Reilly Automotive, Inc. (A)	1,230	1,416,468
Ross Stores, Inc.	7,059	1,062,450
TJX Cos., Inc.	24,107	2,833,537
Tractor Supply Co.	2,258	656,920
Ulta Beauty, Inc. (A)	989	384,840
		20,004,659
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	323,176	75,300,008
Dell Technologies, Inc., Class C	6,142	728,073
Hewlett Packard Enterprise Co.	28,133	575,601
HP, Inc.	20,892	749,396
NetApp, Inc.	4,308	532,081
Seagate Technology Holdings PLC	4,518	494,857
Super Micro Computer, Inc. (A)	1,045	435,138
Western Digital Corp. (A)	7,088	484,039
		79,299,193
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (A)	3,312	528,099
Lululemon Athletica, Inc. (A)	2,481	673,219
NIKE, Inc., Class B	25,548	2,258,443
Ralph Lauren Corp.	902	174,871
Tapestry, Inc.	4,701	220,853
		3,855,485
Tobacco - 0.6%
Altria Group, Inc.	36,014	1,838,155
Philip Morris International, Inc.	32,995	4,005,593
		5,843,748
Trading Companies & Distributors - 0.3%
Fastenal Co.	12,212	872,181
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc.	1,418	$ 1,148,197
WW Grainger, Inc.	945	981,676
		3,002,054
Water Utilities - 0.1%
American Water Works Co., Inc.	4,065	594,466
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	10,367	2,139,334
Total Common Stocks (Cost $703,206,191)		1,034,824,114

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.10% (C), dated 09/30/2024, to be repurchased at $8,584,366 on 10/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $8,755,619.	$ 8,583,866	8,583,866
Total Repurchase Agreement (Cost $8,583,866)		8,583,866
Total Investments (Cost $711,790,057)		1,043,407,980
Net Other Assets (Liabilities) - (0.3)%		(3,324,449)
Net Assets - 100.0%		$ 1,040,083,531
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	18	12/20/2024	$5,207,903	$5,232,825	$24,922	$—
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,034,824,114	$—	$—	$1,034,824,114
Repurchase Agreement	—	8,583,866	—	8,583,866
Total Investments	$1,034,824,114	$8,583,866	$—	$1,043,407,980
Other Financial Instruments
Futures Contracts (E)	$24,922	$—	$—	$24,922
Total Other Financial Instruments	$24,922	$—	$—	$24,922
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)	Rate disclosed reflects the yield at September 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica S&P 500 Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust